Equity Investments	9 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Equity Investments
4 - Equity Investments
A summary of the components of equity investments is as follows:

(in millions)	As of December 31, 2023	As of March 31, 2023
Equity method investments under fair value option	$576	$592
Equity method investments under equity method	10	9
Non-marketable equity securities	162	122
Total equity investments	$748	$723
Income (loss) from equity investments, net is as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Equity method investments (1)	$(1)	$(2)	$(15)	$(82)
Non-marketable equity securities (includes NAV)	—	(4)	2	2
Total loss from equity investments, net	$(1)	$(6)	$(13)	$(80)
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.
The Company elected the fair value option to account for certain equity method investments in Acetone Limited and Ampere Computing Holdings LLC (“Ampere”). See discussion below, along with Note 7 - Fair Value, for further information.
For the three and nine months ended December 31, 2023 and 2022, income (loss) from equity method investments not accounted under the fair value option or the NAV practical expedient was immaterial.
The Company holds equity method investments in funds accounted for under the fair value option that apply the NAV practical expedient. The estimated fair values of the Company’s equity securities at fair value that qualify for the NAV practical expedient were provided by the funds based on the indicated market values of the underlying assets or investment portfolios. As of December 31, 2023 and March 31, 2023, the carrying value of equity method investments under the fair value option measured at NAV was $109.3 million and $109.4 million, respectively.
For the three months ended December 31, 2023 and 2022, the Company recognized losses from changes in fair value of $1.1 million and $0.4 million for equity method investments accounted for under the NAV practical expedient. For the nine months ended December 31, 2023, the Company recognized gains from changes in fair value of $0.6 million for equity method investments accounted for under the NAV practical expedient. For the nine months ended December 31, 2022, the Company recognized losses from changes in fair value of $0.6 million for equity method investments accounted for under the NAV practical expedient. Changes in fair value are recorded through income (loss) from equity investments, net on the Condensed Consolidated Income Statements.
Acetone Limited
As of December 31, 2023 and March 31, 2023, the carrying value of the Company’s equity method investment in Acetone Limited was $76.8 million and $92.4 million, respectively. For the three months ended December 31, 2023, the Company did not have any fair value adjustment in connection with the equity method investment in Acetone Limited. For the three months ended December 31, 2022, the Company recognized fair value gain of $7.2 million in connection with the equity method investment in Acetone Limited. For the nine months ended December 31, 2023 and 2022, the Company recognized fair value losses of $15.6 million and $28.0 million, respectively, in income (loss) from equity investments, net on the Condensed Consolidated Income Statements.
Ampere
As of December 31, 2023 and March 31, 2023, the carrying value of the Company’s equity method investment in Ampere was $389.8 million. For the three and nine months ended December 31, 2023, the Company did not recognize any changes in fair value in Ampere. For the three and nine months ended December 31, 2022, the Company recognized fair value losses of $8.9 million and $53.0 million, respectively, in loss from equity investments, net on the Condensed Consolidated Income Statements.
As of December 31, 2023 and March 31, 2023, the outstanding balance of the convertible promissory note with Ampere was $32.0 million and $30.9 million, respectively in other non-current assets on the Condensed Consolidated Balance Sheets. The Company’s maximum exposure to loss is the amounts invested in, and advanced to, Ampere as of December 31, 2023.
Non-marketable Equity Securities
Non-marketable securities are those for which the Company does not have significant influence or control. These represent either direct or indirect, through a capital fund, investments in unlisted early-stage development enterprises which are generating value for shareholders through research and development activities. The Company holds equity interests in certain funds which are accounted for under the NAV practical expedient. As of December 31, 2023 and March 31, 2023, the carrying value of assets measured at NAV was $19.4 million and $18.0 million, respectively.
For the three months ended December 31, 2023 and 2022, the Company recognized losses from changes in fair value of $0.1 million and $3.8 million, respectively, for non-marketable securities accounted for under the NAV practical expedient. For the nine months ended December 31, 2023 and 2022, the Company recognized gains of $2.2 million and losses of $10.8 million, respectively, from changes in fair value for non-marketable securities accounted for under the NAV practical expedient.
In June 2023, the Company entered into a subscription letter with a subsidiary of SoftBank Vision Fund L.P (“SoftBank Vision Fund”) and Kigen (UK) Limited (“Kigen”), an entity of which SoftBank Vision Fund indirectly owned 85% of the share capital on a fully diluted basis with the remainder comprising management incentives. Pursuant to the subscription letter, the Company and this subsidiary of SoftBank Vision Fund each invested $10.0 million paid in cash in exchange for preference shares of Kigen. The preference shares are convertible into common shares of Kigen and are entitled to full dividends, distribution and voting rights. The Company does not have significant influence or control over Kigen and elected to apply the measurement alternative for this investment.
The Company elected to apply the measurement alternative to all other non-marketable equity securities. Under the measurement alternative, these equity securities are recorded at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in orderly transactions.
The components of gains and (losses) which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient are as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$(4)	$2	$3
Impairment of non-marketable equity securities	—	—	—	(1)
Sale of non-marketable equity securities	—	—	—	—
Total income (loss) from equity investments in non-marketable securities, net	$—	$(4)	$2	$2
For the three months ended December 31, 2023, the Company recognized $2.2 million in dividends from equity investments measured using the NAV practical expedient. For the three months ended December 31, 2022, the Company did not receive dividends from equity investments measured using the NAV practical expedient. For the nine months ended December 31, 2023 and 2022, dividends recognized from equity investments measured using the NAV practical expedient were $4.3 million and $0.3 million, respectively. The total amount of financial commitments to existing investees of the Company not provided for in the condensed consolidated financial statements was $20.3 million and $22.1 million as of December 31, 2023 and March 31, 2023, respectively.